Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000235149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235149 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%	[1]
C000235149 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000235537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235537 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%	[2]
C000235537 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000235548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235548 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%	[3]
C000235548 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000236570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236570 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%	[4]
C000236570 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000251511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251511 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%	[5]
C000251511 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000251512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251512 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.00%	[6]
C000251512 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000251519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251519 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.00%	[7]
C000251519 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.
[3]	Cash includes cash, cash equivalents and other assets less liabilities.
[4]	Cash includes cash, cash equivalents and other assets less liabilities.
[5]	Cash includes cash, cash equivalents and other assets less liabilities.
[6]	Cash includes cash, cash equivalents and other assets less liabilities.
[7]	Cash includes cash, cash equivalents and other assets less liabilities.